DEBENTURES – RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Debt
	June 30, 2015	December 31, 2014
LOC Convertible Debenture	$424,192	$424,078
January 2015 Non-Convertible Debenture-CFO	55,000
2014 Non-Convertible Notes-Related Party	150,000	150,000
Total	629,192	574,078
Less : Debt Discount, net of accretion	(98,310)	(76,492)
Sub-Total	530,882	497,586
Less: Current Portion	(150,108)	-
Total	$380,774	$497,586

	2014	2013
January 2012 Debentures	$-	$142,668
January 2013 Debentures	-	70,000
LOC Convertible Debenture	424,078	448,475
Debentures – related party	150,000	-
Total	574,078	661,143
Less: Debt Discount, net of accretion	(76,492)	(149,678)
	$497,586	$511,465